Cover Cover	Mar. 31, 2020
Entity Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	IDA
Document Type	8-K
Document Period End Date	Mar. 31, 2020
Entity File Number	1-14465
Entity Registrant Name	IDACORP, Inc.
Entity Tax Identification Number	82-0505802
Entity Address, Address Line One	1221 W. Idaho Street
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Address, City or Town	Boise
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83702-5627
City Area Code	208
Local Phone Number	388-2200
Entity Incorporation, State or Country Code	ID
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0001057877
Idaho Power Company
Entity Information [Line Items]
Entity File Number	1-3198
Entity Registrant Name	Idaho Power Company
Entity Tax Identification Number	82-0130980
Amendment Flag	false
Entity Central Index Key	0000049648